JPMMT 2022-DSC1 ABS-15G

Exhibit 99.23

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
303438042	341_14_1175	1175	Credit		Credit score does not meet guidelines	Credit score of 677 is less than 680, the minimum credit score required per lender guidelines Change status of 'Credit score does not meet guidelines' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. Lender documented exception citing 16.09 months in reserves, DSCR of 120.188% and no mortgage lates as compensating factors.		(2022-02-23) Condition downgraded per lender exception in file. This finding is deemed non-material and will be rated a B for all agencies.	UW Guides require 6.00 months reserves, loan qualified with 33.55 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303438040	341_29_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Missing.	(2022-01-18) Submitted Final SS for review.	(2022-01-18) Lender provided an executed, by borrower, Settlement Statement (HUD-1). Documentation submitted is deemed acceptable. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 10.94 months reserves.; FICO is higher than guidelines. FICO is: 750 and the guideline is:660.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303460707	341_187_1100	1100	Credit	Loan amount less than guideline minimum	Lender guidelines allow a minimum loan amount of $100000.00 , per the loan approval and Note, the subject loan amount is $XXXXXX.XX.

The exception status is currently Active.
Exception provided was included in the original loan file.  However, exception did not meet requirement of guideline 2.1 as it was not documented on XXXXXX policy exception form nor signed by autorized XXXXXt officer.  Additionally, exception was granted under program SPI10, but loan closed under program SPI14.  Valid documented exception required.  Condition remains.
Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
(2022-05-23) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-05-13) Exception provided was included in the original loan file. However, exception did not meet requirement of guideline 2.1 as it was not documented on XXXXXX policy exception form nor signed by autorized XXXXXX officer. Additionally, exception was granted under program SPI10, but loan closed under program SPI14. Valid documented exception required. Condition remains.	FICO is higher than guidelines. FICO is: 771 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 5.66 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303509822	341_42_12866	12866	Credit		Missing Closing Instructions	Missing Closing Instructions		(2022-02-15) Executed closing instructions provided. Condition cleared.	UW Guides require 16.00 months reserves, loan qualified with 81.22 months reserves.; FICO is higher than guidelines. FICO is: 767 and the guideline is:720.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303451802	341_185_1811	1811	Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $49303.99 less cash to close $60375.98 and less unverified earnest money $0.00 results in $-11071.99 shortage of funds to close. The subject loan closed with ineligible Option to Purchase Funds credit.		(2022-05-25) No asset shortage when Lease Option Credit applied. Condition cleared. (2022-05-13) All asset statements propvided were included in original shortage calculation. Lender provided exception for reserves of 4.69 months < 6 months included in original loan file. However, no months reserves were verified and cash to close shortage related to ineligible Option to Purchase Funds Credit of $19,800 applied. Condition remains.	FICO is higher than guidelines. FICO is: 759 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 9.11 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303451802	341_185_11994	11994	Credit		Missing Assignment of Rents/Leases	Missing Assignment of Rents/Leases.		(2022-05-13) Lender provided copy of the executed Mortgage, as well as the attached Riders. The “SFR Security Instrument Rider” contains the Assignment of Rents/Leases language. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 759 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 9.11 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303451802	341_185_11990	11990	Credit		Missing Business Purpose Affidavit	The loan file is missing the Business Purpose Affidavit as required by Lender guidelines.		(2022-05-13) Lender provided an executed and completed copy of the “Borrower Certification of Business Purpose Entity” Affidavit. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 759 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 9.11 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303451802	341_185_12081	12081	Credit		Missing Mortgage/Deed of Trust	A Mortgage/Deed of Trust with borrower(s) signatures was not provided.		(2022-05-13) Lender provided copy of the executed Mortgage, as well as the attached Riders. The “SFR Security Instrument Rider” contains the Assignment of Rents/Leases language. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 759 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 9.11 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303451802	341_185_19054	19054	Credit		Required Documentation is Missing	The loan file missing copies of the borrowers' canceled checks or money order recipts for the last 12 months evidencing rental payments to support the use rental payments credit for Option for Purchase transaction as required by Fannie Mae Selling Guide B3-4.3-12.		(2022-05-13) Lender provided bank statement confirming 12 months rent paid in the amount of $1,000 per month to satisfy rent credit documentation requirement. Condition cleared.	FICO is higher than guidelines. FICO is: 759 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 9.11 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303451802	341_185_11771	11771	Credit		Reserves Insufficient	Verified assets of $49303.99 minus the cash to close of $60375.98, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to -7.92 months of reserves totaling $-11071.99 which is less than the required 6.00 months reserves, totaling $0.00. The subject loan closed with ineligible Option to Purchase Funds credit.		(2022-05-25) No asset shortage when Lease Option Credit applied. Condition cleared. (2022-05-13) All asset statements propvided were included in original shortage calculation. Lender provided exception for reserves of 4.69 months < 6 months included in original loan file. However, no months reserves were verified and cash to close shortage related to ineligible Option to Purchase Funds Credit of $19,800 applied. Condition remains.	FICO is higher than guidelines. FICO is: 759 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 9.11 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303451802	341_185_19042	19042	Credit	Transaction Ineligible	Transaction is ineligible due to excessive seller contributions. The subject loan closed with an Option to Purchase Funds Credit of $19,800. The borrowers received rent credit of $900 per month for 22 months. However, Fannie Mae Selling Guide B3-4.3-12 requires that the credit for down payment is determined by calculating the difference between the market rent and the actual rent paid for the last 12 months. The Lease Purchase Option Agreement reflects total monthy rent of $1,000 per month with $900 per month credited for furture purchase. However, the market rent from the appraisal was $1,768 per month. Therefore, no Lease Option Credit was permitted.

								(2022-05-25) Lender provided approved exception all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies. (2022-05-13) Lender provided bank statement confirming 12 months rent paid in the amount of $1,000 per month less than market rent of $1,768. No Option to Purchase Funds Credit was permitted, and credit provided of $19,800. Condition remains.	FICO is higher than guidelines. FICO is: 759 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 9.11 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556044	341_56_12149	12149	Credit	Missing Lease Agreement - Property 1	Missing Lease Agreement for property address XXX X XXX X XXXXXXXX XX

Change status of 'Missing Lease Agreement - Property 1' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Borrower owns 12 investment properties, including subject. Lender only obtained verification of rent through ledgers and lease addendums from landlord which does not satisfy guideline requirement.  Lender documented exception citing LTV of 75%, FICO of 785, 748.60 months in reserves, DSCR of 182.75%, reduced monthly mortgage payment, investment experience, no mortgage or credit lates, and no public records as compensating factors.
								(2022-03-02) Borrower owns 12 investment properties, including subject. Lender only obtained verification of rent through ledgers and lease addendums from landlord which does not satisfy guideline requirement. Lender documented exception citing LTV of 75%, FICO of 785, 748.60 months in reserves, DSCR of 182.75%, reduced monthly mortgage payment, investment experience, no mortgage or credit lates, and no public records as compensating factors.	UW Guides require 28.00 months reserves, loan qualified with 813.23 months reserves.; FICO is higher than guidelines. FICO is: 785 and the guideline is:660.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556042	341_57_12149	12149	Credit	Missing Lease Agreement - Property 1	Missing Lease Agreement for property address XXX X XXX XX XXXX XX

Change status of 'Missing Lease Agreement - Property 1' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Borrower owns 12 investment properties, including subject. Lender only obtained verification of rent through ledgers and lease addendums from landlord which does not satisfy guideline requirement.  Lender documented exception citing FICO of 785, 137.07 months in reserves, DSCR of 178.47%, reduced monthly mortgage payment, investment experience, no mortgage or credit lates, and no public records as compensating factors.
								(2022-03-02) Borrower owns 12 investment properties, including subject. Lender only obtained verification of rent through ledgers and lease addendums from landlord which does not satisfy guideline requirement. Lender documented exception citing FICO of 785, 137.07 months in reserves, DSCR of 178.47%, reduced monthly mortgage payment, investment experience, no mortgage or credit lates, and no public records as compensating factors.	UW Guides require 6.00 months reserves, loan qualified with 626.83 months reserves.; FICO is higher than guidelines. FICO is: 785 and the guideline is:660.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556041	341_58_12149	12149	Credit	Missing Lease Agreement - Property 1	Missing Lease Agreement for property address XXXX XX XXXX XX.

Change status of 'Missing Lease Agreement - Property 1' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Borrower owns 12 investment properties, including subject. Lender only obtained verification of rent through outdated leases, ledgers and lease addendums from landlord other than borrower, which does not satisfy guideline requirement.  Lender documented exception citing LTV of 70%, FICO of 785, 160.98 months in reserves, DSCR of 153.27%, investment experience, no recent mortgage or credit lates, and no public records as compensating factors.
Condition downgraded per lender exception in file.  This finding is deemed non-material and will be rated a B for all agencies.
								(2022-03-03) Condition downgraded per lender exception in file. This finding is deemed non-material and will be rated a B for all agencies. (2022-03-03) Borrower owns 12 investment properties, including subject. Lender only obtained verification of rent through outdated leases, ledgers and lease addendums from landlord other than borrower, which does not satisfy guideline requirement. Lender documented exception citing LTV of 70%, FICO of 785, 160.98 months in reserves, DSCR of 153.27%, investment experience, no recent mortgage or credit lates, and no public records as compensating factors.	UW Guides require 6.00 months reserves, loan qualified with 13.69 months reserves.; FICO is higher than guidelines. FICO is: 785 and the guideline is:660.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303602416	341_112_19061	19061	Credit		Credit History Insufficient	The borrower was living rent free with no primary residence mortgage or rental history. Lender granted exception citing 736 credit score, 184.107% DSCR, no public records or late payments and 3 years in same line of work as compensating factors. The borrower was living rent free with no primary residence mortgage or rental history. Lender granted exception citing 736 credit score, 184.107% DSCR, no public records or late payments and 3 years in same line of work as compensating factors.		(2022-04-14) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 712 and the guideline is:660.; UW Guides require 10.00 months reserves, loan qualified with 14.13 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303509810	341_40_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-04-08) Certified final settlement received. Condition cleared. (2022-02-23) Settlement statement provided was copy of Estimated Statement. Need Final settlement statement. Condition remains. (2022-02-15) Settlement statement provided was copy of Estimated Statement. Need Final settlement statement. Condition remains.	UW Guides require 6.00 months reserves, loan qualified with 52.13 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303596323	341_95_10217	10217	Credit		Missing Borrowing Entity of Evidence of Good Standing	Missing Evidence of Good Standing for XXX XXXX XXXXXXX XXX		(2022-03-28) Lender provided evidence that business was active and in good standing at the time of closing, per State - Department of Treasury. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 718 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 6.07 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303509807	341_39_11771	11771	Credit		Reserves Insufficient	Verified assets of $82246.30 minus the cash to close of $71807.47, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 9.18 months of reserves totaling $10438.83 which is less than the required 10.00 months reserves, totaling $11371.30.		(2022-02-09) Borrowers have no additional mortgaged investment properties, and min reserve requirement is 6 months. No guideline violation - condition rescinded.	FICO is higher than guidelines. FICO is: 792 and the guideline is:680.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A
303596321	341_96_12149	12149	Credit	Missing Lease Agreement - Property 1	Missing Lease Agreement for property address XXX XXXX XX. The loan files is missing evidence of three months of rent receipts for all 3 units. In addition, the lease agreement for Floor 1 is not executed by the Landlord and was only executed by 1 of 4 tenants. The lease agreement for Floor 2 is not executed by the Landlord and was only executed by 1 of 5 tenants. Please provided fully executed leases and evidence of three months of rent recipts for all 3 units.	(2022-04-28) Lender provided copy of the executed Residential Rental Agreement, as verification for monthly rents and terms. Also, sufficient evidence was provided for three months of rent receipts via bank statements, as well as a borrower’s letter of explanation for large deposits due to cash rents received, to verify rental income on all three (3) floors. Documentation submitted is deemed acceptable. Condition cleared.
(2022-04-22) Lender provided copy of the executed Residential Rental Agreement, as verification for monthly rents of $1,400.00. However, missing bank statements to verify rental income. Per XXXXXX Sales Guide (section 6.6) for cash-out refinances, “Lenders must verify rental income documented with a lease by including Borrower bank statements which show (1) three months of rent receipts or (2) for a new lease, receipt and deposit of the security deposit and first month’s rent."  Documentation provided does not satisfy evidence of 3 months receipt requirement. Condition remains.
								(2022-03-29) Lender provided DSCR calculation and copy of page 2 of appraisal. Loan was cash-out refinance. XXXXXX Sales Guide section 6.6 requires: "Lenders must obtain and review the leases in effect for the Subject Property. Lenders must verify rental income documented with a lease by including Borrower bank statements which show (1) three months of rent receipts or (2) for a new lease, recipt and deposit of the security deposit and first months's rent." Documentation provided does not satisfy lease requirement or evidence of 3 months receipt requirement. Finding remains.	FICO is higher than guidelines. FICO is: 778 and the guideline is:740.; UW Guides require 12.00 months reserves, loan qualified with 147.36 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303596321	341_96_13152	13152	Credit		Rental rates and terms are not consistent with market rates and terms - Property 1	Rental rate and terms are not consistent with market rates and terms for property address XXX XXXX XX.		(2022-04-28) Invalid finding, rescinded.	FICO is higher than guidelines. FICO is: 778 and the guideline is:740.; UW Guides require 12.00 months reserves, loan qualified with 147.36 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A
303556031	341_53_11121	11121	Credit		Pending Valuation Review - Awaiting receipt of AVM - Property 1	Subject's As-Is value has not been reviewed; Awaiting receipt of AVM for property address XXX XXXXX XXXXXXXX XX XX CU Risk Score and LCA Risk Score not available.		(2022-04-04) A CDA Report was provided. Variance within tolerance. Condition cleared. (2022-03-14) An AVM report was provided; However, guidelines require a CDA or Pro Teck report as a secondary valuation. AVM report submitted is deemed unacceptable. Condition remains.	UW Guides require 6.00 months reserves, loan qualified with 146.25 months reserves.; FICO is higher than guidelines. FICO is: 783 and the guideline is:660.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303602414	341_93_19006	19006	Credit	Ineligible Property Type - Property 1	Property is ineligible for property address XXX XXXXXX XXXXX due to Subject condo project has 61 of 278 units (21.94%) with 60 days or more delinquent on HOA dues which exceeds 15% maximum permitted by guidelines. Lender granted exception citing majority of owner occupied, strong budget reserve allocation, and appraisal market charateristics as compensating factors..

Change status of 'Ineligible Property Type - Property 1' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-03-22) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 785 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 85.56 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303478815	341_143_10344	10344	Credit		Appraisal not obtained from an approved vendor - Property 1	Appraisal for property address XXXX XXXX XXXXX XXXXX was not obtained from an approved vendor. XXXX XXXXXXXXX XXXXXXXX XXX is not listed on Appendix B: Approved Valuation Vendors as per Lender guidelines. Appraisal was not obtained from an approved AMC.		(2022-05-27) Lender provided evidence that appraisal was obtained from approved vendor for correspondent loan to XXXXXX. Condition cleared.	FICO is higher than guidelines. FICO is: 763 and the guideline is:680.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303478815	341_143_16810	16810	Credit	Debt Service Coverage Ratio below guideline minimum	Debt Service Coverge Ratio of 0.89 is below guideline minimum of 1.00.

The exception status is currently Active.
Exception provided for DSCR < 1.00.  However, policy exception incorrectly calculated DSCR ratio using rental income of $1400/mo rather than actual rent of $1300/mo reflected on two-year lease agreement dated 08/01/2020 and $1300/mo market rent reflected on appraisal.  Finding remains.
Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies
								(2022-06-30) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies (2022-06-29) Exception provided for DSCR < 1.00. However, policy exception incorrectly calculated DSCR ratio using rental income of $1400/mo rather than actual rent of $1300/mo reflected on two-year lease agreement dated 08/01/2020 and $1300/mo market rent reflected on appraisal. Finding remains.	FICO is higher than guidelines. FICO is: 763 and the guideline is:680.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303478815	341_143_19054	19054	Credit		Required Documentation is Missing	The loan file is missing evidence of receipt of the most recent 3 months of rent for the subject property as required by lender guidelines section 6.6. The exception status is currently Active. Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-06-29) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 763 and the guideline is:680.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303478815	341_143_11771	11771	Credit	Reserves Insufficient	Verified assets of $81488.44 minus the cash to close of $0.00, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 57.57 months of reserves totaling $81488.44 which is less than the required 10.00 months reserves, totaling $0.00.

The exception status is currently Active.
Guidelines section 7.1.b; Cash-out proceeds available to borrower from a cash-out refinance transaction may be included in borrower reserves.  Borrower must have a minimum of 3 months PITI reserves of their own funds not including the cash-out proceeds available to the borrower. No borrower owned funds were documented in the loan file.
Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-06-29) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 763 and the guideline is:680.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303478815	341_143_19042	19042	Credit		Transaction Ineligible	The subject loan did not include monthly escrow for property taxes, hazard insurance or flood insurance. However, the subject loan did not meet the maximum LTV requirement of 70% or less for escrow waiver. The exception status is currently Active. Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-06-29) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 763 and the guideline is:680.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303542528	341_48_19061	19061	Credit		Credit History Insufficient	Borrower has less than 12 months verified rental history on primary residence after living rent free from 06/2020 to 10/2021. Lender granted exception citing 75% LTV, 780 credit score, 124.465% DSCR, and no late payments on credit report as compensating factors. Change status of 'Credit History Insufficient' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. Condition downgraded per lender exception in file. This finding is deemed non-material and will be rated a B for all agencies.		(2022-02-22) Condition downgraded per lender exception in file. This finding is deemed non-material and will be rated a B for all agencies.	UW Guides require 6.00 months reserves, loan qualified with 576.89 months reserves.; FICO is higher than guidelines. FICO is: 780 and the guideline is:660.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303542521	341_142_10344	10344	Credit		Appraisal not obtained from an approved vendor - Property 1	Appraisal for property address XXXXX XXXXXXXXX XX was not obtained from an approved vendor. XXXXX XXX XXX XXXXXXXXXX is not listed on Appendix B: Approved Valuation Vendors as per Lender guidelines. Appraisal was not obtained from an approved AMC.		(2022-05-20) Lender provided evidence that appraisal was obtained from approved vendor for correspondent loan to XXXXXX. Condition cleared.	FICO is higher than guidelines. FICO is: 719 and the guideline is:75.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303542521	341_142_19054	19054	Credit	Required Documentation is Missing	The loan file is missing evidence of receipt of the most recent 3 months of rent for the subject property as required by lender guidelines section 6.6.

The exception status is currently Active.
XXXXXX XXXXXXXX XXXX guidelines provided to clear violation. Loans are required to be reviewed to the requirements of the XXXXXX Sales Guide for all channels. Condition remains.
Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-06-29) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies. (2022-05-20) XXXXXX XXXXXXXX XXXX guidelines provided to clear violation. Loans are required to be reviewed to the requirements of the XXXXXX Sales Guide for all channels. Condition remains.	FICO is higher than guidelines. FICO is: 719 and the guideline is:75.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303542521	341_142_11771	11771	Credit	Reserves Insufficient	Verified assets of $0.00 minus the cash to close of $0.00, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 0.00 months of reserves totaling $0.00 which is less than the required 8.00 months reserves, totaling $0.00.

The exception status is currently Active.
Guidelines section 7.1.b; Cash-out proceeds available to borrower from a cash-out refinance transaction may be included in borrower reserves.  Borrower must have a minimum of 3 months PITI reserves of their own funds not including the cash-out proceeds available to the borrower. No borrower owned funds were documented in the loan file.
XXXXXX XXXXXXXX XXXX guidelines provided to clear violation. Loans are required to be reviewed to the requirements of the XXXXXX Sales Guide for all channels. Condition remains.
Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
(2022-06-29) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
(2022-05-20) XXXXXX XXXXXXXX XXXX guidelines provided to clear violation. Loans are required to be reviewed to the requirements of the XXXXXX Sales Guide for all channels. Condition remains.
								(2022-04-14) Guidelines section 7.1.b; Cash-out proceeds available to borrower from a cash-out refinance transaction may be included in borrower reserves. Borrower must have a minimum of 3 months PITI reserves of their own funds not including the cash-out proceeds available to the borrower. No borrower owned funds were documented in the loan file.	FICO is higher than guidelines. FICO is: 719 and the guideline is:75.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303542520	341_144_10344	10344	Credit		Appraisal not obtained from an approved vendor - Property 1	Appraisal for property address XXX X XXXXXXXXX XXX was not obtained from an approved vendor. XXXXXXX XXXXXXXXX XXX is not listed on Appendix B: Approved Valuation Vendors as per Lender guidelines. Appraisal was not obtained from an approved AMC.		(2022-05-26) Lender provided evidence that appraisal was obtained from approved vendor for correspondent loan.. Condition cleared.	FICO is higher than guidelines. FICO is: 780 and the guideline is:740.; UW Guides require 6.00 months reserves, loan qualified with 205.02 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303542520	341_144_19054	19054	Credit		Required Documentation is Missing	The loan file is missing evidence of receipt of the most recent 3 months of rent for the subject property as required by lender guidelines section 6.6. The exception status is currently Active. Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-06-29) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 780 and the guideline is:740.; UW Guides require 6.00 months reserves, loan qualified with 205.02 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556024	341_55_1811	1811	Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $39266.75 less cash to close $50968.54 and less unverified earnest money $0.00 results in $-11701.79 shortage of funds to close. Gift funds of $40,000 were documented with gift letter only, and no verification of ability and no evidence of transfer.	(2022-03-21) Per the attached FNMA Guideline, sufficient funds to cover the gifts in the donor’s account can be verified by the funds being sent to the settlement agent and receipt of such funds.	(2022-03-21) Evidence of transfer of gift funds provided from donor as required by guidelines. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 18.77 months reserves.; FICO is higher than guidelines. FICO is: 764 and the guideline is:660.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303556024	341_55_11771	11771	Credit		Reserves Insufficient	Verified assets of $39266.75 minus the cash to close of $50968.54, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to -7.76 months of reserves totaling $-11701.79 which is less than the required 6.00 months reserves, totaling $9045.27. Gift funds of $40,000 were documented with gift letter only, and no verification of ability and no evidence of transfer.	(2022-03-21) Attached please see the $40,000 wire from the gift donor’s bank and the receipt from the Settlement Agent that wire was received.	(2022-03-21) Evidence of transfer of gift funds provided from donor as required by guidelines. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 18.77 months reserves.; FICO is higher than guidelines. FICO is: 764 and the guideline is:660.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303556020	341_146_10344	10344	Credit		Appraisal not obtained from an approved vendor - Property 1	Appraisal for property address XXXXX XXXXX XXXX XXX Unit X was not obtained from an approved vendor. XXXXXXXXX XXX is not listed on Appendix B: Approved Valuation Vendors as per Lender guidelines. Appraisal was not obtained from an approved AMC.		(2022-05-20) Lender provided evidence that appraisal was obtained from approved vendor for correspondent loan to XXXXXX. Condition cleared.	FICO is higher than guidelines. FICO is: 798 and the guideline is:740.; UW Guides require 8.00 months reserves, loan qualified with 116.75 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303556020	341_146_10219	10219	Credit		Missing Borrowing Entity Tax ID	Missing Borrowing Entity Tax ID for XXXXX X XXXXXXXXXX, XXX, a California Limited Liability Company The exception status is currently Active. Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-05-27) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 798 and the guideline is:740.; UW Guides require 8.00 months reserves, loan qualified with 116.75 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556020	341_146_10215	10215	Credit	Missing Evidence of Entity Percentage Ownership	Missing Evidence of Entity Percentage Ownership for each guarantor.

The exception status is currently Active.
Lender provided the Article of Organization. However, missing the Operating Agreement/Partnership Agreement/Bylaws or other documentation for XXXXX X XXXXXXXXXX XXX, a California Limited Liability Company to verify ownership, as well as percentage of ownership. Condition remains.
Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-05-27) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies. (2022-05-20) Lender provided the Article of Organization. However, missing the Operating Agreement/Partnership Agreement/Bylaws or other documentation for XXXXX X XXXXXXXXXX XXX, a California Limited Liability Company to verify ownership, as well as percentage of ownership. Condition remains.	FICO is higher than guidelines. FICO is: 798 and the guideline is:740.; UW Guides require 8.00 months reserves, loan qualified with 116.75 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556020	341_146_10213	10213	Credit		Missing Operating Agreement	The loan file is missing an operating agreement or other documentation for XXXXX X XXXXXXXXXX XXX, a California Limited Liability Company to verify ownership.		(2022-05-27) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies. (2022-05-20) Lender provided the Article of Organization. However, missing the Operating Agreement/Partnership Agreement/Bylaws or other documentation for XXXXX X XXXXXXXXXX XXX, a California Limited Liability Company to verify ownership, as well as percentage of ownership. Condition remains.	FICO is higher than guidelines. FICO is: 798 and the guideline is:740.; UW Guides require 8.00 months reserves, loan qualified with 116.75 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556020	341_146_10214	10214	Credit		Missing Operating Agreement not executed	The operating agreement in file for XXXXX X XXXXXXXXXX XXX, a California Limited Liability Company is not executed.		(2022-05-20) Invalid finding - rescinded.	FICO is higher than guidelines. FICO is: 798 and the guideline is:740.; UW Guides require 8.00 months reserves, loan qualified with 116.75 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A
303556020	341_146_19042	19042	Credit		Transaction Ineligible	The subject loan did not include monthly escrow for property taxes, hazard insurance or flood insurance. However, the subject loan did not meet the maximum LTV requirement of 65% or less for escrow waiver.		(2022-05-27) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 798 and the guideline is:740.; UW Guides require 8.00 months reserves, loan qualified with 116.75 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556016	341_147_10344	10344	Credit		Appraisal not obtained from an approved vendor - Property 1	Appraisal for property address XXXX XXXXXX XXXXX was not obtained from an approved vendor. XXXXX XXXXXX XXXXXXXXXX XXX is not listed on Appendix B: Approved Valuation Vendors as per Lender guidelines. Appraisal was not obtained from an approved AMC.		(2022-05-20) Lender provided evidence that appraisal was obtained from approved vendor for correspondent loan to XXXXXX. Condition cleared. (2022-04-15) Appraisal was not obtained from an approved AMC.		Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303556016	341_147_1175	1175	Credit		Credit score does not meet guidelines	Credit score of 719 is less than 740, the minimum credit score required per lender guidelines		(2022-06-02) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556016	341_147_16810	16810	Credit		Debt Service Coverage Ratio below guideline minimum	Debt Service Coverge Ratio of 0.00 is below guideline minimum of 1.00.		(2022-06-02) No DSCR violation. Condition rescinded.		Rescind	1	1	A	A	A	A	A	A	A	A	A	A
303556016	341_147_19054	19054	Credit		Required Documentation is Missing	The loan file is missing evidence of receipt of the most recent 3 months of rent for the subject property as required by lender guidelines section 6.6. Per guidelines, 2.10, for cash out refinances, the borrower must have the first 3 months PITIA reserves of their own eligible funds, not including cash out proceeds available to the borrower. Reserve requirements exceeding 3 months may be provided with cash out proceeds.	(2022-05-20) 3 months of receipt for rent is only required if the rent used to qualify was higher than the market rent per the 1007. Lease reflects $2000 vs market rent of $2500.	(2022-05-20) Reserves issue is duplicate finding and cited in Reserves Insufficient finding. Lease rent of $2,000 per month supported by market rent of $2,500 per month from 1007. Verification of 3 months receipt not required. Condition cleared.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303556016	341_147_11771	11771	Credit	Reserves Insufficient	Verified assets of $0.00 minus the cash to close of $0.00, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 0.00 months of reserves totaling $0.00 which is less than the required 8.00 months reserves, totaling $0.00.

Guidelines section 7.1.b; Cash-out proceeds available to borrower from a cash-out refinance transaction may be included in borrower reserves.  Borrower must have a minimum of 3 months PITI reserves of their own funds not including the cash-out proceeds available to the borrower. No borrower owned funds were documented in the loan file.
(2022-05-20) Cash out used as reserves. Cash proceeds of over $109,000 were noted.	(2022-06-02) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
(2022-05-20) Per Sales Guide 7.1b and 2.12 SPI10:  "For cash out refinances, Borrower must have the first 3 months PITIA reserves of their own eligible funds, not including the cash out proceeds available to the Borrower. Reserve requirement exceeding 3 months may be provided with cash out proceeds providing the Borrower has 3 months from their own funds."

								File contains no asset verification of borrower's own funds exclusive of cash out from subject loan. Therefore, cash out of $109,577 from subject loan may not be used to satisfy reserves requirement. Condition remains.		Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556016	341_147_10487	10487	Credit		Seasoning Requirements for Bankruptcy not met	The Lender's guidelines require 2 years seasoning after a Bankruptcy. Per the credit report the borrowers were discharged from Bankruptcy XX/XX/XXXX, which is less than the minimum requirement. The exception status is currently Active. Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-06-02) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556016	341_147_19042	19042	Credit		Transaction Ineligible	The subject loan did not include monthly escrow for property taxes. However, the borrower did not meet the minimum credit score requirement of 720 for escrow waiver.		(2022-06-02) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303602391	341_97_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-03-30) Lender provided a true and certified, by settlement agent, copy of the Borrower’s Final Closing Statement. Documentation submitted is deemed acceptable. Condition cleared. (2022-03-28) Lender provided a Final Combined Closing Statement for the incorrect property. Said document was NOT the subject property nor the correct borrower. Provide the executed or true certified copy of the Final Settlement Statement for subject loan. Condition remains.	FICO is higher than guidelines. FICO is: 759 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 21.93 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303556003	341_149_10344	10344	Credit		Appraisal not obtained from an approved vendor - Property 1	Appraisal for property address XXXXX XXXXX XXXXX XX was not obtained from an approved vendor. XXXXXXXXX XXXXXXXXXX is not listed on Appendix B: Approved Valuation Vendors as per Lender guidelines. Appraisal was not obtained from an approved AMC.		(2022-05-20) Lender provided evidence that appraisal was obtained from approved vendor for correspondent loan to XXX. Condition cleared.	FICO is higher than guidelines. FICO is: 684 and the guideline is:680.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303556003	341_149_11146	11146	Credit		Hazard Insurance Coverage Insufficient	The hazard insurance policy in file reflected dwelling coverage of $ 0.00. The loan amount is $X,XXX.XX which leaves a shortage of hazard insurance coverage for $X,XXX.XX. The estimated cost new is $X,XXX.XX.		(2022-04-27) Lender provided evidence of Hazard Insurance Policy for Property 1 with sufficient coverage. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 684 and the guideline is:680.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A
303556003	341_149_10572	10572	Credit	Loan-to-Value exceeds guidelines	Lender guidelines requires a maximum LTV of 70.00 % however the current LTV of the subject is 74.97% .

The exception status is currently Active.
Policy exception provided, but compensating factors listed did not support exception.  DSCR of 111.335% was cited as compensating factor, but actual DSCR is 100.53% and not a valid compensating factor. Condition remains.
Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies
								(2022-06-30) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies (2022-06-29) Policy exception provided, but compensating factors listed did not support exception. DSCR of 111.335% was cited as compensating factor, but actual DSCR is 100.53% and not a valid compensating factor. Condition remains.	FICO is higher than guidelines. FICO is: 684 and the guideline is:680.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556003	341_149_12032	12032	Credit		Missing Hazard Insurance Declaration - Property 1	A hazard insurance declaration for the subject property was not provided for property address XXXXX XXXXX XXXXX XX.		(2022-04-27) Lender provided evidence of Hazard Insurance Policy for Property 1. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 684 and the guideline is:680.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A
303556003	341_149_19054	19054	Credit	Required Documentation is Missing	The loan file is missing evidence of receipt of the most recent 3 months of rent for the subject property as required by lender guidelines section 6.6.

The exception status is currently Active.
Policy exception provided, but compensating factors listed did not support exception.  DSCR of 111.335% was cited as compensating factor, but actual DSCR is 100.53% and not a valid compensating factor. Condition remains.
Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies
								(2022-06-30) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies (2022-06-29) Policy exception provided, but compensating factors listed did not support exception. DSCR of 111.335% was cited as compensating factor, but actual DSCR is 100.53% and not a valid compensating factor. Condition remains.	FICO is higher than guidelines. FICO is: 684 and the guideline is:680.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B
303556003	341_149_11771	11771	Credit	Reserves Insufficient	Verified assets of $48828.98 minus the cash to close of $0.00, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 12.70 months of reserves totaling $48828.98 which is less than the required 6.00 months reserves, totaling $0.00.

The exception status is currently Active.
Guidelines section 7.1.b; Cash-out proceeds available to borrower from a cash-out refinance transaction may be included in borrower reserves.  Borrower must have a minimum of 3 months PITI reserves of their own funds not including the cash-out proceeds available to the borrower. No borrower owned funds were documented in the loan file.
Policy exception provided, but compensating factors listed did not support exception.  DSCR of 111.335% was cited as compensating factor, but actual DSCR is 100.53% and not a valid compensating factor. Condition remains.
Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-06-30) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies. (2022-06-29) Policy exception provided, but compensating factors listed did not support exception. DSCR of 111.335% was cited as compensating factor, but actual DSCR is 100.53% and not a valid compensating factor. Condition remains.	FICO is higher than guidelines. FICO is: 684 and the guideline is:680.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B